Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of net deferred tax liability
Deferred tax liability
Unrealized gain on marketable securities held in the Trust Account	$(35,655)
Total deferred tax liability	(35,655)

Schedule of income tax provision
Federal
Current	$690,380
Deferred	35,655

State
Current	$—
Deferred	—
Income tax provision	$726,035

Schedule of reconciliation of the federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Income tax provision	21.0%